Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	MARKETOCRACY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001090154
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 28, 2011
The Masters 100 Fund (Prospectus Summary) | The Masters 100 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOFQX

The Masters 100 Fund (Prospectus Summary) | The Masters 100 Fund
Summary Section
Investment Objective
The Masters 100SM Fund (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	The Masters 100 Fund Investor Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Masters 100 Fund Investor Class
Management Fees		1.50%
Distribution (12b-1) Fees		none
Other Expenses (Administration Fees)		0.45%
Acquired Fund Fees and Expenses		0.16%
Total Annual Fund Operating Expenses	[1]	2.11%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets in the "Financial Highlights" section of this Prospectus. That ratio reflects the operating expenses of the Fund which were subject to a voluntary waiver during the fiscal year ended June 30, 2011 and does not include Acquired Fund Fees and Expenses ("AFFE").

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
The Masters 100 Fund Investor Class	214	661	1,134	2,441

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 472% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund primarily invests in stocks of U.S. and foreign companies of any size,

seeking to outperform the Standard & Poor's 500 Composite Stock Price Index

("S&P 500 Index"). The types of securities in which the Fund will generally invest include common stocks, preferred stocks, American Depositary Receipts

("ADRs"), investment companies and exchange traded funds ("ETFs"). The Fund is not constrained by any particular investment style.

Marketocracy.com® Model Portfolios and Stocks. In buying and selling securities for the Fund, the Fund's investment adviser, Marketocracy Capital Management,

LLC ("MCM"), generally uses information regarding the hypothetical stock investments and performances of certain "model" portfolios maintained on the

Internet website, Marketocracy.com®. Each such model portfolio is a sophisticated computer simulation of an equity mutual fund portfolio managed by a member, e.g., it is a hypothetical portfolio. Marketocracy.com's over 65,000 members have created and managed over 100,000 model portfolios to establish the members' verifiable and easily comparable (simulated) investment performance records.

Marketocracy Data Services LLC ("MDS"), a financial publisher affiliate of MCM operates this website to:

  ·  Identify members who can achieve superior and verifiable (simulated)

     investment performances,

  ·  Identify the most promising stocks in these members' "top-ranked" portfolios,

     and

  ·  Research those "top-ranked" stocks in depth by collecting and evaluating various data and statistics about these portfolios as well as additional research and analyses provided by members who have demonstrated success in trading the stocks in their model portfolios.

"Top-Ranked" Portfolios and the "m100." For its subscribers, including MCM, MDS publishes research about the "top-ranked" Marketocracy.com portfolios and their stocks. In identifying those "top-ranked" portfolios, MDS' proprietary ranking methodology assesses each qualifying member's long-term (at least three years)

and short-term model portfolio performances. MDS applies various proprietary tests to discern the specific contributions that stock-picking skill, market,

sector, style, trading and other factors make to those performances. In doing so, MDS tries separating out market and sector-wide contributions from stock picking abilities and identifying particular sector, style, trading and other factors in which the member has excelled and those in which the member has not.

MDS selects the 100 top-ranked Marketocracy.com members' model portfolios as the

"m100." Because no single investment style works at all times and in all circumstances, MDS repeats its ranking process periodically to re-rank m100 members and to quickly replace lagging m100 performers with leading performers. MDS provides information for all m100 model portfolios, stocks and test results to MCM.

Managing the Fund's Portfolio. In managing the Fund's portfolio, MCM tends to

"mirror" the model mutual fund portfolios of the selected m100 members.  As the selected m100 members make changes to their model portfolios, MCM generally adjusts the Fund's portfolio to track those changes promptly.  MCM may use a significantly smaller subset of m100 model portfolios that MDS has ranked the highest for performance and may not choose all of the stocks in the selected

m100 model portfolios. In addition, MCM's selection process is not static. MCM may change the identities of the selected m100 members and their model portfolios and the weightings it gives those portfolios over time, in part in response to how well the selected m100 members and model portfolios perform relative to one another and relative to those of the other top-performing m100 members and their model portfolios. Effective December 31, 2010, MCM began using statistical research provided by NoLoad FundX regarding the various model portfolios' performances to refine MCM's selections of m100 members and their model portfolios.

Principal Risks of Investing in the Fund
There are risks involved with any investment that could cause you to lose money,

including your initial investment. The principal risks associated with an investment in the Fund include:

Stock Market Risks: The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Fund or MCM.

Investment Selection Risks: The strategies used by MCM in selecting the Fund's portfolio investments, including other investment companies and stock index futures and options, may not always be successful. The investments may decline in value or not increase in value when the stock market in general is rising.

Risks of Investments in Other Investment Companies: Investment in another investment company involves indirect payment of the other investment company's fees and expenses which are in addition to the Fund's direct fees and expenses. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund will incur brokerage costs when it purchases ETFs. Leveraged and inverse ETFs may be more volatile than other types of investment companies or common stocks.

Portfolio Turnover Risks: Above-average portfolio turnover rates will result in payment by the Fund of above-average transaction costs, could result in capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary rates, and could negatively affect the Fund's performance.

Small and Medium Companies Risks: Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

Foreign Investment Risks: Investments in foreign securities, including ADRs,

entail risks not present in domestic investments including, among others, risks related to political or economic instability, lower liquidity, currency exchange, and taxation.

Website Members Participation and Internet Reliance Risks: Operation of

Marketocracy.com's website depends on continued active participation of sufficient numbers of the website's members as well as the continued

availability of the Internet, both short- and long-term. Significant failures of the Internet could lead to interruptions or delays in the members' abilities to actively participate in managing their model portfolios, or MDS to provide m100 data, or MCM to manage the Fund's portfolio.

Performance
The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 and 5 year and since inception periods compare with those of the S&P 500 Index and the NASDAQ-100

Index. Of course, past performance, before and after taxes, is no guarantee of future results. Updated performance is available on the Fund's website

http://funds.marketocracy.com and by calling 1-888-884-8482.

Returns for the Year Ended 12/31

The year-to-date return ended September 30, 2011, was -12.05%

Best Quarter:  June 30, 2003     22.78%

Worst Quarter: December 31, 2008 -31.89%

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended 12/31/2010)
Average Annual Total Returns The Masters 100 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	10.54%	(0.71%)	3.76%	Nov 5, 2001
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	10.51%	(1.70%)	2.71%	Nov 5, 2001
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.89%	(0.95%)	2.81%	Nov 5, 2001
Standard & Poor’s 500 Index	Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.44%	Nov 5, 2001
Dow Jones Industrial Average	Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)	14.06%	4.31%	4.80%	Nov 5, 2001
NASDAQ-100 Index	NASDAQ-100 Index (reflects no deduction for fees, expenses or taxes)	18.15%	4.71%	4.31%	Nov 5, 2001

After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as

401(k) plans or Individual Retirement Accounts ("IRAs"). In certain cases, the figure representing "Return After Taxes on Distributions and Sales of Fund

Shares" may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits you.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 28, 2011
The Masters 100 Fund (Prospectus Summary) | The Masters 100 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Masters 100SM Fund (the "Fund") seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 472% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	472.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets in the "Financial Highlights" section of this Prospectus. That ratio reflects the operating expenses of the Fund which were subject to a voluntary waiver during the fiscal year ended June 30, 2011 and does not include Acquired Fund Fees and Expenses ("AFFE").
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in stocks of U.S. and foreign companies of any size, seeking to outperform the Standard & Poor's 500 Composite Stock Price Index
("S&P 500 Index"). The types of securities in which the Fund will generally invest include common stocks, preferred stocks, American Depositary Receipts
("ADRs"), investment companies and exchange traded funds ("ETFs"). The Fund is not constrained by any particular investment style.

Marketocracy.com® Model Portfolios and Stocks. In buying and selling securities for the Fund, the Fund's investment adviser, Marketocracy Capital Management,
LLC ("MCM"), generally uses information regarding the hypothetical stock investments and performances of certain "model" portfolios maintained on the
Internet website, Marketocracy.com®. Each such model portfolio is a sophisticated computer simulation of an equity mutual fund portfolio managed by a member, e.g., it is a hypothetical portfolio. Marketocracy.com's over 65,000 members have created and managed over 100,000 model portfolios to establish the members' verifiable and easily comparable (simulated) investment performance records.

Marketocracy Data Services LLC ("MDS"), a financial publisher affiliate of MCM operates this website to:

  ·  Identify members who can achieve superior and verifiable (simulated)
     investment performances,

  ·  Identify the most promising stocks in these members' "top-ranked" portfolios,
     and

  ·  Research those "top-ranked" stocks in depth by collecting and evaluating various data and statistics about these portfolios as well as additional research and analyses provided by members who have demonstrated success in trading the stocks in their model portfolios.

"Top-Ranked" Portfolios and the "m100." For its subscribers, including MCM, MDS publishes research about the "top-ranked" Marketocracy.com portfolios and their stocks. In identifying those "top-ranked" portfolios, MDS' proprietary ranking methodology assesses each qualifying member's long-term (at least three years)
and short-term model portfolio performances. MDS applies various proprietary tests to discern the specific contributions that stock-picking skill, market, sector, style, trading and other factors make to those performances. In doing so, MDS tries separating out market and sector-wide contributions from stock picking abilities and identifying particular sector, style, trading and other factors in which the member has excelled and those in which the member has not.

MDS selects the 100 top-ranked Marketocracy.com members' model portfolios as the
"m100." Because no single investment style works at all times and in all circumstances, MDS repeats its ranking process periodically to re-rank m100 members and to quickly replace lagging m100 performers with leading performers. MDS provides information for all m100 model portfolios, stocks and test results to MCM.

Managing the Fund's Portfolio. In managing the Fund's portfolio, MCM tends to
"mirror" the model mutual fund portfolios of the selected m100 members.  As the selected m100 members make changes to their model portfolios, MCM generally adjusts the Fund's portfolio to track those changes promptly.  MCM may use a significantly smaller subset of m100 model portfolios that MDS has ranked the highest for performance and may not choose all of the stocks in the selected
m100 model portfolios. In addition, MCM's selection process is not static. MCM may change the identities of the selected m100 members and their model portfolios and the weightings it gives those portfolios over time, in part in response to how well the selected m100 members and model portfolios perform relative to one another and relative to those of the other top-performing m100 members and their model portfolios. Effective December 31, 2010, MCM began using statistical research provided by NoLoad FundX regarding the various model portfolios' performances to refine MCM's selections of m100 members and their model portfolios.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
There are risks involved with any investment that could cause you to lose money, including your initial investment. The principal risks associated with an investment in the Fund include:

Stock Market Risks: The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Fund or MCM.

Investment Selection Risks: The strategies used by MCM in selecting the Fund's portfolio investments, including other investment companies and stock index futures and options, may not always be successful. The investments may decline in value or not increase in value when the stock market in general is rising.

Risks of Investments in Other Investment Companies: Investment in another investment company involves indirect payment of the other investment company's fees and expenses which are in addition to the Fund's direct fees and expenses. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund will incur brokerage costs when it purchases ETFs. Leveraged and inverse ETFs may be more volatile than other types of investment companies or common stocks.

Portfolio Turnover Risks: Above-average portfolio turnover rates will result in payment by the Fund of above-average transaction costs, could result in capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary rates, and could negatively affect the Fund's performance.

Small and Medium Companies Risks: Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

Foreign Investment Risks: Investments in foreign securities, including ADRs, entail risks not present in domestic investments including, among others, risks related to political or economic instability, lower liquidity, currency exchange, and taxation.

Website Members Participation and Internet Reliance Risks: Operation of
Marketocracy.com's website depends on continued active participation of sufficient numbers of the website's members as well as the continued
availability of the Internet, both short- and long-term. Significant failures of the Internet could lead to interruptions or delays in the members' abilities to actively participate in managing their model portfolios, or MDS to provide m100 data, or MCM to manage the Fund's portfolio.

Risk, Lose Money	rr_RiskLoseMoney	There are risks involved with any investment that could cause you to lose money, including your initial investment.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 and 5 year and since inception periods compare with those of the S&P 500 Index and the NASDAQ-100
Index. Of course, past performance, before and after taxes, is no guarantee of future results. Updated performance is available on the Fund's website
http://funds.marketocracy.com and by calling 1-888-884-8482.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 and 5 year and since inception periods compare with those of the S&P 500 Index and the NASDAQ-100 Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-884-8482
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://funds.marketocracy.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Returns for the Year Ended 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock
The year-to-date return ended September 30, 2011, was -12.05%

Best Quarter:  June 30, 2003     22.78%
Worst Quarter: December 31, 2008 -31.89%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on your situation and may differ from those shown.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sales of Fund Shares" may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits you.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as
401(k) plans or Individual Retirement Accounts ("IRAs"). In certain cases, the figure representing "Return After Taxes on Distributions and Sales of Fund
Shares" may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits you.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended 12/31/2010)
The Masters 100 Fund (Prospectus Summary) | The Masters 100 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.89%)
The Masters 100 Fund | Standard & Poor’s 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2001
The Masters 100 Fund | Dow Jones Industrial Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2001
The Masters 100 Fund | NASDAQ-100 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ-100 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2001
The Masters 100 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Administration Fees)	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	214
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	661
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,134
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,441
Annual Return 2002	rr_AnnualReturn2002	(6.38%)
Annual Return 2003	rr_AnnualReturn2003	42.82%
Annual Return 2004	rr_AnnualReturn2004	(4.14%)
Annual Return 2005	rr_AnnualReturn2005	8.65%
Annual Return 2006	rr_AnnualReturn2006	20.18%
Annual Return 2007	rr_AnnualReturn2007	4.65%
Annual Return 2008	rr_AnnualReturn2008	(45.59%)
Annual Return 2009	rr_AnnualReturn2009	27.57%
Annual Return 2010	rr_AnnualReturn2010	10.54%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.71%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2001
The Masters 100 Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.70%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2001
The Masters 100 Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.95%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2001

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets in the "Financial Highlights" section of this Prospectus. That ratio reflects the operating expenses of the Fund which were subject to a voluntary waiver during the fiscal year ended June 30, 2011 and does not include Acquired Fund Fees and Expenses ("AFFE").